Basic and diluted net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to ordinary shareholders of iClick Cayman	$ (23,935)	$ (13,580)	$ (43,691)
Numerator for basic net loss per share from continuing operations	23,935	(13,580)	(43,691)
Numerator for diluted net loss per share from continuing operations	23,935	(13,580)	(43,691)
Net loss from discontinued operations attributable to ordinary shareholders of iClick Cayman	(5,072)	(25,110)	(157,184)
Numerator for basic net loss per share from discontinued operations	(5,072)	(25,110)	(157,184)
Numerator for diluted net loss per share from discontinued operations	$ (5,072)	$ (25,110)	$ (157,184)
Denominator:
Denominator for basic net loss per share - weighted average shares outstanding	45,806,953	51,118,300	50,420,225
Denominator for diluted net loss per share - weighted average shares outstanding	45,806,953	51,118,300	50,420,225
Basic net loss per share
Continued operations	$ (0.52)	$ (0.26)	$ (0.86)
Discontinued operations	(0.11)	(0.49)	(3.12)
Diluted net loss per share
Continued operations	(0.52)	(0.26)	(0.86)
Discontinued operations	$ (0.11)	$ (0.49)	$ (3.12)